Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited)
REVENUE, NET	$ 2,270,788	$ 1,880,068
COST OF REVENUE	(1,482,515)	(1,022,655)
GROSS PROFIT	788,273	857,413
OPERATING EXPENSES
Selling expenses	(130,465)	(156,061)
General and administrative expenses	(770,618)	(511,024)
Total operating expenses	(901,083)	(667,085)
(LOSS) INCOME FROM OPERATIONS	(112,810)	190,328
OTHER INCOME
Interest income	82,770	3,617
Other expense, net	(907)	(2,179)
Total other income, net	81,863	1,438
(LOSS) INCOME BEFORE INCOME TAXES	(30,947)	191,766
INCOME TAX PROVISION	(48,675)	(52,756)
NET (LOSS) INCOME	(79,622)	139,010
COMPREHENSIVE (LOSS) INCOME	0	0
Total foreign currency translation adjustment	(113,868)	(18,085)
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (193,490)	$ 120,925
Weighted average number of shares, basic and diluted	5,366,300	5,000,000
Basic and diluted (loss) earnings per ordinary share	$ (0.02)	$ 0.03